Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 HKD ($)
Property and Equipment, Net [Line Items]
Depreciation expense	$ 1,462,726	$ 1,036,767	$ 1,040,734
Taipei Fubon Bank [Member]
Property and Equipment, Net [Line Items]
Line of credit (in Dollars)				$ 58,000,000
Office Building [Member]
Property and Equipment, Net [Line Items]
Carrying amount	$ 13,759,238